Property, Plant and Equipment: (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Cost:	$ 20,993,597	$ 20,960,225
Accumulated Depreciation:	(1,827,914)	(1,834,599)
Net:	19,165,683	19,125,626
Machinery and Equipment
Cost:	18,985,828	18,985,828
Accumulated Depreciation:	0	0
Net:	18,985,828	18,985,828
Furniture and Fixtures
Cost:	518,944	517,235
Accumulated Depreciation:	(474,265)	(463,066)
Net:	44,679	54,169
Leasehold Improvements
Cost:	41,190	41,190
Accumulated Depreciation:	(41,190)	(40,727)
Net: Leasehold improvements	0	463
Venezuelan property and equipment
Cost:	1,397,625	1,415,972
Accumulated Depreciation:	(1,312,459)	(1,330,806)
Net:	85,166	85,166
Mining Properties and Mineral Rights
Cost:	50,010
Accumulated Depreciation:	0
Net:	$ 50,010